Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 217,665	$ 208,132
Share-based payments	761,025	1,316,483
Key management personnel compensation	$ 978,690	$ 1,524,615